Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2017	2016
Prepaid Expenses	$69,650	$61,539
Value added tax receivable, net	35,556	26,244
Other	3,547	817
Prepaid expenses and other current assets	$108,753	$88,600

Components of Property and Equipment
Our depreciation and amortization policies are as follows:

Buildings	Lesser of lease term or 35 years
Leasehold improvements	Lesser of lease term or useful life
Furniture and fixtures	5 to 15 years
Equipment, general office and computer	3 to 5 years
Software developed for internal use	3 to 5 years
Property and equipment, net consists of the following (in thousands):

	December 31,
	2017	2016
Buildings and leasehold improvements	$151,843	$144,604
Furniture, fixtures and equipment	38,155	35,525
Computer equipment	323,818	288,982
Software developed for internal use	1,521,901	1,271,059
	2,035,717	1,740,170
Accumulated depreciation and amortization	(1,236,523)	(986,891)
Property and equipment, net	$799,194	$753,279

Schedule of Other Assets
Other assets, net consist of the following (in thousands):

	December 31,
	2017	2016
Capitalized implementation costs, net	$208,415	$249,317
Deferred customer discounts	92,373	212,065
Deferred upfront incentive consideration	151,693	125,289
Other	139,461	86,488
Other assets, net	$591,942	$673,159

Schedule of Other Noncurrent Liabilities
Other noncurrent liabilities consist of the following (in thousands):

	December 31,
	2017	2016
Tax receivable agreement	$170,067	$288,146
Pension and other postretirement benefits	115,114	123,002
Deferred revenue	99,044	77,260
Other	95,960	78,951
Other noncurrent liabilities	$480,185	$567,359

Accumulated Other Comprehensive Income (Loss), Net of Related Deferred Income Taxes
Accumulated other comprehensive loss consists of the following (in thousands):

	December 31,
	2017	2016
Defined benefit pension and other postretirement benefit plans	$(102,623)	$(105,036)
Unrealized foreign currency translation gain (loss)	11,488	(2,264)
Unrealized gain (loss) on foreign currency forward contracts, interest rate swaps and available-for-sale securities	2,651	(15,499)
Total accumulated other comprehensive loss, net of tax	$(88,484)	$(122,799)